UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Carlton, Hoffferkamp & Jenks Wealth Management, LLC
Address: 10200 Grogan's Mill Road, Suite 340,
The Woodlands, TX 77382
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    James C. Carlton
Title:   Managing Director
Phone:   281-298-2700
Signature, Place, and Date of Signing:

    James C. Carlton   The Woodlands, TX   February 08,2011

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  34

Form 13F Information Table Value Total:  18,420



List of Other Included Managers:

No.  13F File Number    Name

Name of Title ofCusip   VALUE (XSHARES/PSH/PRN  PUT/CALLINVSTMT Other MaVoting  Authority
                                                                        Sole    Shared  None
Abbott LCOM     2824100 21      1043240 SH              Sole                            21
Bristol-COM     1.1E+08 29      776791  SH              Sole                            29
Cullen FCOM     2.3E+08 4       244480  SH              Sole                            4
Clorox CCOM     1.89E+087       235085  SH              Sole                            7
ConocophCOM     20825C1012      846762  SH              Sole                            12
Cisco SyCOM     17275R1011      225726  SH              Sole                            11
Chevron COM     1.67E+086       568309  SH              Sole                            6
Du Pont COM     2.64E+085       260922  SH              Sole                            5
Fluor CoCOM     3.43E+087       496950  SH              Sole                            7
General COM     3.7E+08 26      486715  SH              Sole                            26
Intl BusCOM     4.59E+081       250079  SH              Sole                            1
Intel CoCOM     4.58E+0813      275493  SH              Sole                            13
Johnson COM     4.78E+0810      678857  SH              Sole                            10
Kraft FoCOM     50075N106       204248  SH              Sole                            6
Kinder MCOM     4.95E+084       298071  SH              Sole                            4
Coca ColCOM     1.91E+084       276444  SH              Sole                            4
LeucadiaCOM     5.27E+089       265829  SH              Sole                            9
Mc DonalCOM     5.8E+08 6       510454  SH              Sole                            6
3m CompaCOM     88579Y108       709817  SH              Sole                            8
Altria GCOM     02209S1025      605602  SH              Sole                            25
Merck & COM     58933Y106       213537  SH              Sole                            6
MarathonCOM     5.66E+0812      468581  SH              Sole                            12
Annaly CCOM     3571040913      242457  SH              Sole                            13
Nucor CoCOM     6.7E+08 13      582806  SH              Sole                            13
PiedmontCOM     7.2E+08 19      387554  SH              Sole                            19
Pepsico COM     7.13E+0814      915600  SH              Sole                            14
Pfizer ICOM     7.17E+0818      326013  SH              Sole                            18
Procter COM     7.43E+087       498606  SH              Sole                            7
Rowan CoCOM     7.79E+089       317681  SH              Sole                            9
A T & T COM     00206R1025      754660  SH              Sole                            25
Verizon COM     92343V1020      723722  SH              Sole                            20
WeatherfCOM     H270131010      231420  SH              Sole                            10
Wal-MartCOM     9.31E+089       501171  SH              Sole                            9
Exxon MoCOM     30231G1041      2996457 SH              Sole                            41